Financial Liabilities at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Instrument [Abstract]
Schedule of Financial Liabilities at Fair Value Through Profit or Loss

	As of December 31,
	2024	2023
Earnout liabilities (Note a)	$1,411	$16,380
Earn-in liabilities (Note b)	782	9,079
Warrant liabilities (Note c)	461	5,373
	$2,654	$30,832
Categories of financial instruments

	As of December 31,
	2024	2023
Financial assets

Financial assets at amortized cost (Note i)	$148,236	$201,050

Financial liabilities

Financial liabilities at FVTPL	2,654	30,832
Financial liabilities at amortized cost (Note ii)	435,983	473,763
i.The balances included financial assets measured at amortized cost, which comprised cash and cash equivalents, trade receivables and other financial assets.
ii.The balances included financial liabilities measured at amortized cost, which comprise bank loans, notes and trade payables, financial liabilities at amortized cost, and other financial liabilities.